Fees Summary	Apr. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 176,024,177.65
Previously Paid Amount	0.00
Total Fee Amount	24,308.94
Total Offset Amount	0.00
Net Fee	$ 24,308.94
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A